LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Balances of and Changes in Additional Liabilities Related to Insurance Guarantees
The following table provides the balance, changes in and the weighted average durations of the additional insurance liabilities as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	Universal Life	Universal Life
	(Dollars in millions)
Balance, beginning of the year	$57	$57
Beginning balance before AOCI adjustments	55	57
Effect of changes in interest rate and cash flow assumptions and model changes	1	(12)
Effect of actual variances from expected experience	(3)	(4)
Adjusted beginning of the year balance	53	41
Interest accrual	3	3
Net assessments collected	10	11
Benefit payments	—	—
Ending balance before shadow reserve adjustments	66	55
Effect of reserve adjustment recorded in AOCI	(8)	2
Balance, end of the year	58	57

Net liability for additional liability	58	57
Less: Reinsurance recoverable	—	—
Net liability for additional liability, after reinsurance recoverable	$58	$57
		—
Weighted-average duration of additional liability - death benefit (years)	28.4	29.2

The following table provides the revenue, interest and weighted average interest rates, related to the additional insurance liabilities for the years ended and as of December 31, 2022 and 2021.

	Assessments		Interest Accretion
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(in millions)
Revenue and Interest Accretion
Universal Life	$18	$16	$3	$2
Total	$18	$16	$3	$2

	December 31,
	2022	2021
Weighted Average Interest Rate
Universal Life	5.5%	5.5%
Interest accretion rate	5.5%	5.5%

Policyholder Account Balance And Liability For Unpaid Claims And Claims Adjustment Expense
The following table reconciles the net liability for future policy benefits and liability of death benefits to the liability for future policy benefits in the balance sheet as of December 31, 2022 and 2021.

	December 31, 2022	December 31, 2021
	(in millions)
Reconciliation
Universal Life - additional liability for death benefits	$58	$57
Other (1)	220	232
Future policyholder benefits total	278	289
Other policyholder liabilities	391	277
Total	$669	$566
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(1)Primarily reflects Future policy benefits related to Protective Life, and Employee Benefits.